Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease expense
Three Months Ended March 31, 2023
Operating lease cost	$537,253
Short term lease cost	536
Total net lease cost	$537,632

Year Ended December 31, 2022
Operating lease cost	$398,498
Short term lease cost	139,136
Total net lease cost	$537,634

Schedule of supplemental cash flow and other information related to leases
Three Months Ended March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	323,292
Weighted average remaining lease term (in years):	5.99
Weighted average discount rate:	12.5%

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	206,944
Weighted average remaining lease term (in years):	6.02
Weighted average discount rate:	12.50%

Schedule of future minimum payments required under the lease
For the Twelve Months Ended March 31,	Operating Leases
2023	$498,552
2024	532,689
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,383,033
Less: Amounts representing interest	(1,076,702)
Total lease obligations	2,306,331
Less: Current	(287,542)
$2,018,789

For the Twelve Months Ended December 31,	Operating Leases
2023	$583,728
2024	550,705
2025	517,231
2026	532,424
2027	548,073
Thereafter	754,064
Total lease payments	3,486,225
Less: Amounts representing interest	(1,081,698)
Total lease obligations	2,404,526
Less: Current	(326,908)
$2,077,618